Segment Disclosures Recon from Modified EBITDA to Net Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA	$ 3,466	$ 3,322	$ 3,891
Accretion expense associated with asset retirement obligations for nonregulated operations	(33)	(31)	(28)
Depreciation and amortization expenses	(1,736)	(1,763)	(1,738)
Impairment of goodwill	0	0	(1,098)
Equity earnings (losses)	434	397	335
Impairment of equity-method investments	0	(430)	(1,359)
Other investing income (loss) – net	282	63	27
Proportional Modified Ebitda Equity Method Investments	(795)	(754)	(699)
Interest Expense	(1,083)	(1,179)	(1,044)
(Provision) benefit for income taxes	1,974	25	399
Net income (loss)	2,509	(350)	(1,314)
Intersegment Eliminations [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Proportional Modified Ebitda Equity Method Investments	0	0	0
Operating Segments [Member] | Williams Partners [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA	3,616	3,864	4,003
Proportional Modified Ebitda Equity Method Investments	(795)	(754)	(699)
Operating Segments [Member] | Other [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA	(150)	(542)	(112)
Proportional Modified Ebitda Equity Method Investments	$ 0	$ 0	$ 0